Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary of components of other comprehensive income and related tax effects [Abstract]
Net unrealized gains on securities available for sale	$ 225	$ 196	$ 1,832	$ 627
Less reclassification adjustment for gains realized in income	(9)	0	(3,195)	0
Tax effect	(73)	(67)	464	(213)
Other comprehensive income (loss)	$ 143	$ 129	$ (899)	$ 414